Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS - Narrative (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) insurance_contract	Dec. 31, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract
Related Party Transaction [Line Items]
Total cost of revenue		$ 6,490,377	$ 5,884,669
Other assets		998,945	0
Related Party
Related Party Transaction [Line Items]
Total cost of revenue		$ 99,456	0
Related Party | Nova Funds
Related Party Transaction [Line Items]
Total policies | insurance_contract		7
Face value		$ 46,650,000
Origination revenue percent		2.00%
Origination revenue		$ 20,000
Revenue		494,972
Affiliated Entity | Nova Funds
Related Party Transaction [Line Items]
Revenue		$ 778,678	818,300
Abacus Settlements, LLC
Related Party Transaction [Line Items]
Revenue	$ 13,184,676		25,203,463
Total cost of revenue	9,293,303		16,561,005
Abacus Settlements, LLC | Related Party
Related Party Transaction [Line Items]
Revenue	9,931,938		18,153,456
Total cost of revenue	$ 6,558,354		$ 11,022,535
Abacus Settlements, LLC | Related Party | Nova Funds
Related Party Transaction [Line Items]
Total policies | insurance_contract	72		333
Face value	$ 96,674,080		$ 481,648,010
Origination revenue percent	2.00%
Origination revenue	$ 20,000
Revenue	3,093,797		15,243,806
Abacus Settlements, LLC | Related Party | LMA
Related Party Transaction [Line Items]
Other assets	19,246		227,555
Abacus Settlements, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Revenue	6,838,141		2,909,650
Total cost of revenue	5,020,603		2,365,650
Abacus Settlements, LLC | Affiliated Entity | LMA
Related Party Transaction [Line Items]
Revenue	6,794,641		2,268,150
Total cost of revenue	$ 5,012,103		$ 1,899,150
Abacus Settlements, LLC | Nova Funds
Related Party Transaction [Line Items]
Ownership percentage	11.00%